UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401

(Address of Principal Executive Offices)   (Zip Code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Shares	Market Value (Note 1)			Shares or Principal	Market Value (Note 1)

COMMON STOCKS - 83.43%			Pharmaceuticals - 8.79%
				Eli Lilly & Company	2,000	$ 92,320
Aerospace / Defense - 5.90%				Merck & Co., Inc.	2,000	75,380
Raytheon Company	2,000	$ 112,560				167,700
			Savings & Loan - 2.00%
Banks - 5.99%				Brookline Bancorp, Inc.	4,000	38,200
Bank of America Corporation	1,700	40,579
Wells Fargo & Company	3,100	73,625	Software - 4.10%
		114,204		Paychex, Inc.	2,500	78,200
Chemicals - 4.50%
E.l. du Pont de Nemours & Co.	2,000	85,780	Telecommunications - 5.30%
				AT&T, Inc. †	3,000	101,070
Commercial Services - 3.89%
RR Donnelly & Sons Co.	2,500	74,225	Total Common Stocks (Cost $1,861,693)			1,591,203

Hand / Machine Tools - 5.46%			CORPORATE OBLIGATIONS - 14.42%
Snap-On Inc.	2,000	104,020	ß	Empire Corporation, 10.00%, 05/01/2012
				(Cost $275,000)	$275,000	275,000
Healthcare - Products - 4.39%
Johnson & Johnson	1,300	83,642	INVESTMENT COMPANY - 0.04%
			§	Fidelity Institutional Money Market Fund, 2.61%
Insurance - 4.55%				(Cost $758)	758	758
The Travelers Companies, Inc. †	2,000	86,800
			Total Investments (Cost $2,137,451) - 97.89%			$ 1,866,961
Iron / Steel - 5.48%			Other Assets Less Liabilities - 2.11%			40,261
Nucor Corporation	1,400	104,538
			Net Assets - 100.00%			$ 1,907,222
Metal Fabricate / Hardware - 5.18%
Timken Company	3,000	98,820	ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture at a cost of $275,000. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at June 30, 2008 is $275,000, which represents 14.42% of net assets. See Note 2 for more information on restricted securities.

Portion of the security is pledged as collateral for call options written.

Mining - 5.60%
Alcoa, Inc.	3,000	106,860

Miscellaneous Manufacturing - 2.80%
General Electric Company	2,000	53,380

Oil & Gas - 5.44%
ConocoPhillips	1,100	103,829
			†
Packaging & Containers - 4.06%
Sonoco Products Company	2,500	77,375	§	Represents 7 day effective yield at June 30, 2008.

						(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2008

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace / Defense	5.90%	$ 112,560
Banks	5.99%	114,204
Chemicals	4.50%	85,780
Commercial Services	3.89%	74,225
Corporate Obligations	14.42%	275,000
Hand / Machine Tools	5.46%	104,020
Healthcare - Products	4.39%	83,642
Insurance	4.55%	86,800
Iron / Steel	5.48%	104,538
Investment Company	0.04%	758
Metal Fabricate / Hardware	5.18%	98,820
Mining	5.60%	106,860
Miscellaneous Manufacturing	2.80%	53,380
Oil & Gas	5.44%	103,829
Packaging & Containers	4.06%	77,375
Pharmaceuticals	8.79%	167,700
Savings & Loan	2.00%	38,200
Software	4.10%	78,200
Telecommunications	5.30%	101,070
Total	97.89%	$1,866,961

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 6,519
Aggregate gross unrealized depreciation		(277,009)

Net unrealized depreciation		$ (270,490)

See Notes to Financial Statements

GIORDANO FUND

Call Options Written
(Unaudited)

As of June 30, 2008

		Shares Subject to Call	Market Value (Note 1)

Common Stocks, Expiration Date, Exercise Price
(Note 3)

*	AT&T, Inc. 07/19/2008
	Strike $40.00	3,000	$ 60
*	The Travelers Companies Inc., 7/19/2008
	Strike $55.00	2,000	50

Total (Premiums Received $5,935)			$ 110

*	Non-income producing investment.

See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation	FAS 157 Footnote Disclosure

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

	Valuation Inputs	Investments In Securities
	Level 1	$1,591,961
	Level 2	275,000
	Level 3	0
	Total	$1,866,961
	(Continued)

GIORDANO FUND

Notes to Financial Statements
(Unaudited)

As of June 30, 2008

Note 2 - Restricted Securities				Note 3 - Option Writing

Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Schedule of Restricted Securities
		Current Market Value	Value as % of Net Assets
Acquisition
Date	Cost

Empire Corp. 05/01/12
04/30/07	275,000	275,000	14.42%

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)

                                                             /s/ Joseph A. Giordano
                                                             Joseph A. Giordano, Trustee, Presiden
                                                             Treasurer, Principal Executive Officer
                                                             and Principal Financial Officer

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                                                /s/ Joseph A. Giordano
                                                Joseph A. Giordano, Trustee, President,

Treasurer, Principal Executive Officer

and Principal Financial Officer

Giordano Investment Trust

Date: August 22, 2008